Exhibit 99.1

Sunnova Helios IV Issuer, LLC
Solar Loan Backed Notes, Series 2020-A
Sample Solar Loan Agreed-Upon Procedures

Report To:
Sunnova Energy Corporation
Sunnova Helios IV Depositor, LLC

5 June 2020

Ernst & Young LLP        Tel: +1 212 773 3000
5 Times Square        Fax: +1 212 773 6350
New York, NY 10036-6530    ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Sunnova Energy Corporation
Sunnova Helios IV Depositor, LLC
20 East Greenway Plaza #475
Houston, Texas 77046

Re:	Sunnova Helios IV Issuer, LLC (the “Issuer”)
Solar Loan Backed Notes, Series 2020-A (the “Notes”)
Sample Solar Loan Agreed‑Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Sunnova Energy Corporation (the “Originator”), Sunnova Helios IV Depositor, LLC (the “Depositor”) and Credit Suisse Securities (USA) LLC (“Credit Suisse,” together with the Originator and Depositor, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of solar loans (the “Solar Loans”) originated by the Originator relating to the Issuer’s securitization transaction. This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Originator, on behalf of the Depositor, provided us with:

a.
An electronic data file labeled “3.1.1.1 2020-A AUP Data Tape_2020.02.29_vF.xlsb” and the corresponding record layout and decode information, as applicable (the “Sample Data File”), that the Originator, on behalf of the Depositor, indicated contains information relating to 300 solar loans (the “Sample Solar Loans”) as of 29 February 2020 (the “Preliminary Cut-Off Date”),

b.
Imaged copies of the customer loan agreement, amendment and/or change order thereto or other related documents (collectively and as applicable, the ”Agreement”) that the Originator, on behalf of the Depositor, indicated relate to each Sample Solar Loan,

c.
A servicing system extraction file labeled “3.1.7.2 2020-A Sunnova Supplementary Data_2020.02.29_vFF.xlsb” and the corresponding record layout and decode information, as applicable (the “Supplemental Sample Query,” together with the Agreement, the “Sources”), that the Originator, on behalf of the Depositor, indicated contains information relating to the Sample Solar Loans,

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Sample Data File, which is shown on Exhibit 1 to Attachment A, and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Originator, on behalf of the Depositor, indicated that the Sample Solar Loans on the Sample Data File were selected by Credit Suisse, on behalf of the Depositor. The Originator or Credit Suisse, on behalf of the Depositor, did not inform us as to the basis for how Credit Suisse, on behalf of the Depositor, determined the number of Sample Solar Loans or the methodology Credit Suisse, on behalf of the Depositor, used to select the Sample Solar Loans on the Sample Data File. Additionally, the Originator, on behalf of the Depositor, indicated that the Sample Solar Loans are expected to be representative of the Solar Loans.

For the purpose of the procedures described in this report, the 300 Sample Solar Loans are referred to as Sample Solar Loan Numbers 1 through 300.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Sample Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us by the Originator, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Sample Solar Loans or Solar Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Solar Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Solar Loans,

iii.	Whether the originator(s) of the Solar Loans complied with federal, state or local laws or regulations or

iv.
Any other factor or characteristic of the Solar Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 June 2020

Attachment A

Procedures performed and our associated findings

1.	For each Sample Solar Loan, we:

a.
Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Originator, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

b.	Observed that the Agreement:

(1)	Contained an annual escalator in the Your EZ Own Agreement Terms section for each Sample Solar Loan with a contract type value of “EZ-Own,” as shown on the Sample Data File.

(2)	Was labeled as a:

(i)	“Sunnova Easy Own” for each Sample Solar Loan with a contract type value of “Loan,” as shown on the Sample Data File,

(ii)	“SunSafeTM Easy Own” for each Sample Solar Loan with a contract type value of “Loan Storage,” as shown on the Sample Data File, or

(iii)	“Sunnova + SunSafeTM” or “SunSafeTM” for each Sample Solar Loan with a contract type value of “Battery Loan,” as shown on the Sample Data File.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Sample Data File Field Name	Source(s)	Note(s)
System ID	System ID	Agreement and Supplemental Sample Query	i.
Installation state	State	Agreement
Contract term (months)	Contract Term (months)	Agreement
Annual contract escalator (%)	Annual Contract Escalator (%)	Agreement	ii.
Guaranteed solar rate	Guaranteed Solar Rate	Agreement	iii., iv.
Guaranteed production (kWh)	Guaranteed Production (kWh)	Agreement	iv., v.
APR (%)	APR (%)	Agreement
Dealer	Dealer	Agreement or Supplemental Sample Query	vi., vii.
Utility	Utility	Agreement or Supplemental Sample Query	vi., vii.
InService date	In-Service Date	Supplemental Sample Query	iv.
First payment date	First Payment Date	Supplemental Sample Query	iv.
Maturity date	Maturity Date	Agreement, Supplemental Sample Query and recalculation	iv., viii.
Number of payments made (months)	Number of Payments Made (months)	Supplemental Sample Query and recalculation	iv., ix.
Remaining contract term (months)	Remaining Term (months)	Agreement, Supplemental Sample Query and recalculation	x.
System size (kW)	System Size (kW)	Agreement	iv.
Module manufacturer	Module Manufacturer	Agreement or Supplemental Sample Query	iv., vi., vii.
Inverter manufacturer	Inverter Manufacturer	Agreement or Supplemental Sample Query	iv., vi., vii.
Battery manufacturer	Battery Manufacturer	Agreement	iv.
Total battery capacity (kWh)	Total Battery Capacity (kWh)	Supplemental Sample Query
Expected year 1 production (kWh)	Expected Year 1 Production (kWh)	Supplemental Sample Query
FICO score	FICO	Supplemental Sample Query
Inverter type	Inverter Type	Supplemental Sample Query
Payment type (ACH)	Payment Type	Supplemental Sample Query
Original loan balance	Original Loan Balance ($)	Agreement	xi.

Exhibit 1 to Attachment A

Sample Characteristic	Sample Data File Field Name	Source(s)	Note(s)
Original scheduled prepayment balance	Original Scheduled Prepayment Balance ($)	Agreement	iv., xi.
Original primary balance	Original Primary Balance ($)	Agreement and recalculation	xi., xii.
Current loan balance	Current Loan Balance ($)	Supplemental Sample Query
Current scheduled prepayment balance	Current Scheduled Prepayment Balance ($)	Supplemental Sample Query
Current primary balance	Current Primary Balance ($)	Supplemental Sample Query
Current EZ-own balance	Current EZ-Own Balance ($)	Supplemental Sample Query
Current battery loan balance	Current Battery Loan Balance ($)	Supplemental Sample Query
Scheduled prepayment deadline	Scheduled Prepayment Deadline	Supplemental Sample Query	iv.
Current monthly payment	Current Monthly Payment ($)	Supplemental Sample Query
Original battery loan balance	Original Battery Loan Balance ($)	Agreement	xi., xiii.
Original EZ-own balance	Original EZ-Own Balance ($)	Agreement	xi., xiv.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.
The Originator, on behalf of the Depositor, instructed us not to compare the annual contract escalator (%) Sample Characteristic for Sample Solar Loans with a contract type value of “Loan,” “Loan Storage” or “Battery Loan,” as shown on the Sample Data File.

iii.
For the purpose of comparing the guaranteed solar rate Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

iv.	The Originator, on behalf of the Depositor, instructed us not to compare the indicated Sample Characteristics for Sample Solar Loans with a value of “—” or “NA,” as shown on the Sample Data File.

v.
For the purpose of comparing the guaranteed production (kWh) Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 1.00 kWh or less.

vi.
For the purpose of comparing the indicated Sample Characteristics for each Sample Solar Loan, the Originator, on behalf of the Depositor, instructed us to use the Supplemental Sample Query as the Source if the information, as shown on the Agreement, is different than the corresponding information, as shown on the Sample Data File (and in accordance with any other applicable note(s)).

vii.
For the purpose of comparing the indicated Sample Characteristics for each Sample Solar Loan, the Originator, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

viii.
For the purpose of comparing the maturity date Sample Characteristic for each Sample Solar Loan (except for the Sample Solar Loans described in any other applicable note(s)), the Originator, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:

a.	Result of subtracting:

(1)	One
from

(2)	The contract term (months), as shown on the Agreement,
to

b.	First payment date, as shown on the Supplemental Sample Query.

Exhibit 1 to Attachment A

Notes: (continued)

ix.
For the purpose of comparing the number of payments made (months) Sample Characteristic for each Sample Solar Loan (except for the Sample Solar Loans described in any other applicable note(s)), the Originator, on behalf of the Depositor, instructed us to recalculate the number of payments made (months) by:

a.	Calculating the difference in days using the YEARFRAC function in Microsoft Excel between:

(1)	The earlier of the:

(i)	End of the month prior to the first payment date, as shown on the Supplemental Sample Query, and

(ii)	Preliminary Cut-Off Date
and

(2)	Preliminary Cut-Off Date,

b.	Multiplying the result obtained above by 12 and

c.	Rounding the result obtained above to the nearest integer.

x.
For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by subtracting the:

a.
Number of payments made (months), as recalculated in the note above, subject to the additional instruction(s) provided by the Originator, on behalf of the Depositor, described in the succeeding paragraph(s) of this note, from

b.	Contract term (months), as shown on the Agreement.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to use a number of payments made (months) value of “0” for each Sample Solar Loan with a number of payments made (months) value of “—,” as shown on the Sample Data File.

xi.	For the purpose of comparing the indicated Sample Characteristics for each Sample Solar Loan, the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A

Notes: (continued)

xii.
For the purpose of comparing the original primary balance Sample Characteristic for each Sample Solar Loan with a contract type value of “Loan,” or “Loan Storage,” as shown on the Sample Data File, the Originator, on behalf of the Depositor, instructed us to recalculate the original primary balance by subtracting the:

a.
Original scheduled prepayment balance, as shown on the Agreement, subject to the additional instruction(s) provided by the Originator, on behalf of the Depositor, described in the succeeding paragraph(s) of this note, from

b.	Original loan balance, as shown on the Agreement.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to use an original scheduled prepayment balance value of “$0.00” for each Sample Solar Loan with an original scheduled prepayment balance value of “—,” as shown on the Sample Data File.

The Originator, on behalf of the Depositor, instructed us not to compare the original primary balance Sample Characteristic for each Sample Solar Loan with a contract type value of “EZ-Own” or “Battery Loan,” as shown on the Sample Data File.

xiii.
For the purpose of comparing the original battery loan balance Sample Characteristic for each Sample Solar Loan with a contract type value of “Battery Loan,” as shown on the Sample Data File, the Originator, on behalf of the Depositor, instructed us to use the original loan balance, as shown on the Agreement.

The Originator, on behalf of the Depositor, instructed us not to compare the original battery loan balance Sample Characteristic for each Sample Solar Loan with a contract type value of “Loan,” “Loan Storage” or “EZ-Own,” as shown on the Sample Data File.

xiv.
For the purpose of comparing the original EZ‑own balance Sample Characteristic for each Sample Solar Loan with a contract type value of “EZ-Own,” as shown on the Sample Data File, the Originator, on behalf of the Depositor, instructed us to use the original loan balance, as shown on the Agreement.

The Originator, on behalf of the Depositor, instructed us not to compare the original EZ‑own balance Sample Characteristic for each Sample Solar Loan with a contract type value of “Loan,” “Loan Storage” or “Battery Loan,” as shown on the Sample Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, described in the notes above.